Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Condensed consolidated statement of comprehensive income
Profit for the period		£ 2,675	£ 2,239
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of retirement benefit schemes		9	(60)
Changes in fair value of financial liabilities designated at fair value through profit or loss (FVTPL) due to changes in credit risk		(1)	(26)
Fair value through other comprehensive income (FVOCI) financial assets		49	(33)
Tax		(2)	44
Total - Items that will not be reclassified subsequently to profit or loss		55	(75)
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
FVOCI financial assets		63	41
Cash flow hedges	[1]	658	121
Currency translation		(95)	(42)
Tax		(192)	(57)
Total - Items that will be reclassified subsequently to profit or loss when specific conditions are met		434	63
Other comprehensive income/(losses) after tax		489	(12)
Total comprehensive income for the period		3,164	2,227
Attributable to:
Ordinary shareholders		2,977	2,087
Paid-in equity holders		186	129
Non-controlling interests		1	11
Total comprehensive income for the period		£ 3,164	£ 2,227

[1]	Refer to footnote 2 of the condensed consolidated statement of changes in equity